Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Regulated And Unregulated Operating Revenue [Abstract]
Schedule of Operating Revenue

The Companies’ operating revenue consists of the following:

	Dominion Energy			Virginia Power
Year Ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Regulated electric sales:
Residential	$5,261	$4,509	$4,833	$4,039	$3,366	$3,677
Commercial	4,480	3,194	3,102	3,647	2,417	2,342
Industrial	901	748	730	472	367	380
Government and other retail	1,235	921	868	1,172	862	804
Wholesale	234	175	128	132	107	90
Nonregulated electric sales	1,249	1,005	822	68	44	19
Regulated gas sales:
Residential	331	322	271
Commercial	188	160	129
Other	168	108	68
Regulated gas transportation and storage	38	35	23
Other regulated revenues	296	248	303	277	234	299
Other nonregulated revenues(1)(2)	178	237	274	61	73	50
Total operating revenue from contracts with customers	14,559	11,662	11,551	9,868	7,470	7,661
Other revenues(1)(3)	(614)	(242)	368	(214)	—	102
Total operating revenue	$13,945	$11,420	$11,919	$9,654	$7,470	$7,763

(1)
See Note 25 for amounts attributable to related parties and affiliates.
(2)
Includes sales of renewable energy credits were $42 million, $33 million and $20 million for the years ended December 31, 2022, 2021 and 2020, respectively, at Dominion Energy and $18 million, $21 million and $11 million for the years ended December 31, 2022, 2021 and 2020, respectively, at Virginia Power.
(3)
Includes alternative revenue of $72 million, $44 million and $84 million at both Dominion Energy and Virginia Power for years ended December 31, 2022, 2021 and 2020, respectively.